UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Equity Index 500 Fund

Investor Class (PREIX)

This annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$21	0.19%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and software companies performed very well during the year, as NVIDIA and Microsoft were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	10,127	10,135
2016	10,370	10,384
2016	10,765	10,784
2016	11,170	11,196
2017	11,841	11,875
2017	12,197	12,242
2017	12,737	12,790
2017	13,577	13,640
2018	13,466	13,537
2018	13,922	14,002
2018	14,988	15,081
2018	12,955	13,042
2019	14,716	14,822
2019	15,343	15,460
2019	15,593	15,723
2019	17,000	17,149
2020	13,662	13,788
2020	16,461	16,620
2020	17,923	18,105
2020	20,093	20,304
2021	21,325	21,558
2021	23,138	23,401
2021	23,264	23,537
2021	25,820	26,132
2022	24,621	24,931
2022	20,646	20,916
2022	19,627	19,895
2022	21,100	21,399
2023	22,674	23,004
2023	24,643	25,015
2023	23,825	24,196
2023	26,598	27,025
2024	29,394	29,878
2024	30,638	31,157
2024	32,424	32,992
2024	33,190	33,786
2025	31,758	32,343
2025	35,212	35,882
2025	38,056	38,797
2025	39,047	39,827

202501-4140694, 202601-5112642

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Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Index 500 Fund (Investor Class)	17.65%	14.21%	14.59%
S&P 500 Index (Regulatory/Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$37,898,759
  Number of Portfolio Holdings506
  Investment Advisory Fees Paid (000s)$6,207
  Portfolio Turnover Rate3.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.3%
Financials	13.4
Communication Services	10.7
Consumer Discretionary	10.3
Health Care	9.5
Industrials & Business Services	8.2
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Other	3.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.7%
Apple	6.9
Microsoft	6.1
Alphabet	5.6
Amazon.com	3.8
Broadcom	2.8
Meta Platforms	2.5
Tesla	2.2
Berkshire Hathaway	1.6
JPMorgan Chase	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Index 500 Fund

Investor Class (PREIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Index 500 Fund

I Class (PRUIX)

This annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$5	0.05%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and software companies performed very well during the year, as NVIDIA and Microsoft were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory/Strategy Benchmark
2015	500,000	500,000
2016	506,648	506,739
2016	518,978	519,181
2016	538,822	539,180
2016	559,355	559,800
2017	593,136	593,758
2017	611,239	612,094
2017	638,578	639,518
2017	680,880	682,013
2018	675,595	676,835
2018	698,691	700,077
2018	752,439	754,058
2018	650,662	652,111
2019	739,330	741,111
2019	771,098	773,007
2019	783,990	786,135
2019	854,915	857,437
2020	687,359	689,397
2020	828,337	831,021
2020	902,200	905,227
2020	1,011,692	1,015,195
2021	1,074,032	1,077,883
2021	1,165,640	1,170,030
2021	1,172,274	1,176,840
2021	1,301,389	1,306,611
2022	1,241,488	1,246,526
2022	1,041,336	1,045,822
2022	990,411	994,758
2022	1,065,217	1,069,973
2023	1,145,024	1,150,189
2023	1,244,904	1,250,740
2023	1,203,982	1,209,798
2023	1,344,621	1,351,243
2024	1,486,347	1,493,879
2024	1,549,806	1,557,874
2024	1,640,708	1,649,579
2024	1,680,128	1,689,320
2025	1,608,074	1,617,149
2025	1,783,741	1,794,104
2025	1,928,308	1,939,867
2025	1,979,312	1,991,370

202501-4140694, 202601-5112642

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Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Index 500 Fund (I Class)	17.81%	14.37%	14.75%
S&P 500 Index (Regulatory/Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$37,898,759
  Number of Portfolio Holdings506
  Investment Advisory Fees Paid (000s)$6,207
  Portfolio Turnover Rate3.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.3%
Financials	13.4
Communication Services	10.7
Consumer Discretionary	10.3
Health Care	9.5
Industrials & Business Services	8.2
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Other	3.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.7%
Apple	6.9
Microsoft	6.1
Alphabet	5.6
Amazon.com	3.8
Broadcom	2.8
Meta Platforms	2.5
Tesla	2.2
Berkshire Hathaway	1.6
JPMorgan Chase	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Index 500 Fund

I Class (PRUIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Index 500 Fund

Z Class (TRHZX)

This annual shareholder report contains important information about Equity Index 500 Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Major U.S. stock market indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and software companies performed very well during the year, as NVIDIA and Microsoft were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
3/31/20	10,840	10,839
6/30/20	13,066	13,066
9/30/20	14,233	14,233
12/31/20	15,962	15,962
3/31/21	16,948	16,947
6/30/21	18,397	18,396
9/30/21	18,503	18,503
12/31/21	20,544	20,544
3/31/22	19,599	19,599
6/30/22	16,443	16,443
9/30/22	15,640	15,640
12/31/22	16,824	16,823
3/31/23	18,087	18,084
6/30/23	19,667	19,665
9/30/23	19,023	19,021
12/31/23	21,248	21,245
3/31/24	23,488	23,488
6/30/24	24,494	24,494
9/30/24	25,936	25,936
12/31/24	26,561	26,561
3/31/25	25,426	25,426
6/30/25	28,206	28,208
9/30/25	30,498	30,500
12/31/25	31,308	31,310

202501-4140694, 202601-5112642

F1251-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Equity Index 500 Fund (Z Class)	17.87%	14.42%	21.77%
S&P 500 Index (Regulatory/Strategy Benchmark)	17.88	14.42	21.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$37,898,759
  Number of Portfolio Holdings506
  Investment Advisory Fees Paid (000s)$6,207
  Portfolio Turnover Rate3.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	34.3%
Financials	13.4
Communication Services	10.7
Consumer Discretionary	10.3
Health Care	9.5
Industrials & Business Services	8.2
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Other	3.9

Top Ten Holdings (as a % of Net Assets)

NVIDIA	7.7%
Apple	6.9
Microsoft	6.1
Alphabet	5.6
Amazon.com	3.8
Broadcom	2.8
Meta Platforms	2.5
Tesla	2.2
Berkshire Hathaway	1.6
JPMorgan Chase	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

S&P does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Index 500 Fund

Z Class (TRHZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund
PRUIX Equity Index 500 Fund–
.
I Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 154 .60 $ 125 .41 $ 100 .94 $ 125 .31 $ 99 .17
Investment activities
Net investment income
(1)(2)
1 .74 1 .69 1 .65 1 .50 1 .36
Net realized and unrealized
gain/loss 25 .42 29 .30 24 .48 ( 24 .35 ) 26 .74
Total from investment
activities 27 .16 30 .99 26 .13 ( 22 .85 ) 28 .10
Distributions
Net investment income ( 1 .75 ) ( 1 .74 ) ( 1 .66 ) ( 1 .52 ) ( 1 .44 )
Net realized gain ( 2 .38 ) ( 0 .06 ) — — ( 0 .52 )
Total distributions ( 4 .13 ) ( 1 .80 ) ( 1 .66 ) ( 1 .52 ) ( 1 .96 )
NET ASSET VALUE
End of period $ 177 .63 $ 154 .60 $ 125 .41 $ 100 .94 $ 125 .31
Ratios/Supplemental Data
Total return
(2)(3)
17 .65% 24 .78% 26 .06% ( 18 .28 ) % 28 .50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .19% 0 .18% 0 .19% 0 .20% 0 .16%
Net expenses after waivers/
payments by Price Associates 0 .19% 0 .18% 0 .19% 0 .20% 0 .16%
Net investment income 1 .07% 1 .19% 1 .46% 1 .38% 1 .21%
Portfolio turnover rate 3 .2% 3 .6% 5 .8% 3 .1% 3 .1%
Net assets, end of period (in
millions) $8,803 $8,258 $7,218 $5,704 $11,145
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 154 .62 $ 125 .41 $ 100 .93 $ 125 .32 $ 99 .16
Investment activities
Net investment income
(1)(2)
1 .97 1 .89 1 .80 1 .68 1 .47
Net realized and unrealized
gain/loss 25 .42 29 .30 24 .49 ( 24 .36 ) 26 .75
Total from investment
activities 27 .39 31 .19 26 .29 ( 22 .68 ) 28 .22
Distributions
Net investment income ( 1 .97 ) ( 1 .92 ) ( 1 .81 ) ( 1 .71 ) ( 1 .54 )
Net realized gain ( 2 .38 ) ( 0 .06 ) — — ( 0 .52 )
Total distributions ( 4 .35 ) ( 1 .98 ) ( 1 .81 ) ( 1 .71 ) ( 2 .06 )
NET ASSET VALUE
End of period $ 177 .66 $ 154 .62 $ 125 .41 $ 100 .93 $ 125 .32
Ratios/Supplemental Data
Total return
(2)(3)
17 .81% 24 .95% 26 .23% ( 18 .15 ) % 28 .63%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .08% 0 .08% 0 .08% 0 .08% 0 .10%
Net expenses after
waivers/payments by Price
Associates 0 .05% 0 .05% 0 .05% 0 .05% 0 .06%
Net investment income 1 .21% 1 .32% 1 .60% 1 .57% 1 .31%
Portfolio turnover rate 3 .2% 3 .6% 5 .8% 3 .1% 3 .1%
Net assets, end of period (in
millions) $13,202 $10,824 $7,970 $6,020 $3,507
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 154 .58 $ 125 .38 $ 100 .90 $ 125 .27 $ 99 .13
Investment activities
Net investment income
(1)(2)
2 .05 1 .96 1 .86 1 .71 1 .54
Net realized and unrealized
gain/loss 25 .42 29 .29 24 .48 ( 24 .34 ) 26 .73
Total from investment
activities 27 .47 31 .25 26 .34 ( 22 .63 ) 28 .27
Distributions
Net investment income ( 2 .04 ) ( 1 .99 ) ( 1 .86 ) ( 1 .74 ) ( 1 .61 )
Net realized gain ( 2 .38 ) ( 0 .06 ) — — ( 0 .52 )
Total distributions ( 4 .42 ) ( 2 .05 ) ( 1 .86 ) ( 1 .74 ) ( 2 .13 )
NET ASSET VALUE
End of period $ 177 .63 $ 154 .58 $ 125 .38 $ 100 .90 $ 125 .27
Ratios/Supplemental Data
Total return
(2)(3)
17 .87% 25 .01% 26 .30% ( 18 .11 ) % 28 .70%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .05% 0 .05% 0 .05% 0 .05% 0 .06%
Net expenses after waivers/
payments by Price Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 1 .26% 1 .37% 1 .65% 1 .57% 1 .37%
Portfolio turnover rate 3 .2% 3 .6% 5 .8% 3 .1% 3 .1%
Net assets, end of period (in
millions) $15,893 $14,975 $13,269 $11,283 $19,852
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  10.7%
Diversified Telecommunication Services  0.6%
AT&T  4,566,800 113,439
Verizon Communications  2,729,413 111,169
224,608
Entertainment  1.4%
Electronic Arts  146,050 29,842
Live Nation Entertainment (1)(2) 102,816 14,651
Netflix (1) 2,747,680 257,623
Take-Two Interactive Software (1) 111,812 28,627
TKO Group Holdings  43,834 9,161
Walt Disney  1,150,699 130,915
Warner Bros Discovery (1) 1,599,357 46,094
516,913
Interactive Media & Services  8.1%
Alphabet, Class A  3,763,545 1,177,989
Alphabet, Class C  3,007,077 943,621
Match Group  156,854 5,065
Meta Platforms, Class A  1,408,317 929,616
3,056,291
Media  0.4%
Charter Communications, Class A (1)(2) 54,579 11,393
Comcast, Class A  2,335,311 69,803
Fox, Class A  135,283 9,885
Fox, Class B  86,632 5,625
News, Class A  244,150 6,377
News, Class B (2) 72,454 2,147
Omnicom Group  207,814 16,781
Paramount Skydance, Class B  204,019 2,734
Trade Desk, Class A (1) 288,832 10,964
135,709
Wireless Telecommunication Services  0.2%
T-Mobile U.S.  313,070 63,566
63,566
Total Communication Services 3,997,087

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  10.3%
Automobile Components  0.0%
Aptiv (1) 141,352 10,755
10,755
Automobiles  2.4%
Ford Motor  2,538,076 33,300
General Motors  597,448 48,584
Tesla (1) 1,816,970 817,128
899,012
Broadline Retail  3.9%
Amazon.com (1) 6,291,909 1,452,299
eBay  294,884 25,684
1,477,983
Distributors  0.0%
Genuine Parts  90,627 11,143
Pool  21,104 4,828
15,971
Hotels, Restaurants & Leisure  1.8%
Airbnb, Class A (1) 276,155 37,480
Booking Holdings  20,765 111,203
Carnival (1) 692,415 21,146
Chipotle Mexican Grill (1) 870,621 32,213
Darden Restaurants  76,255 14,033
Domino's Pizza  20,154 8,401
DoorDash, Class A (1) 239,744 54,297
Expedia Group  76,788 21,755
Hilton Worldwide Holdings  151,513 43,522
Las Vegas Sands  199,754 13,002
Marriott International, Class A  145,911 45,268
McDonald's  462,030 141,210
MGM Resorts International (1) 132,620 4,839
Norwegian Cruise Line Holdings (1)(2) 294,457 6,572
Royal Caribbean Cruises  163,289 45,545
Starbucks  736,751 62,042
Wynn Resorts (2) 54,235 6,526
Yum! Brands  179,139 27,100
696,154
Household Durables  0.2%
DR Horton  180,018 25,928
Garmin  106,001 21,502
Lennar, Class A  142,552 14,654

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
NVR (1) 1,863 13,587
PulteGroup  128,177 15,030
90,701
Leisure Products  0.0%
Hasbro  86,806 7,118
7,118
Specialty Retail  1.7%
AutoZone (1) 10,859 36,828
Best Buy  126,686 8,479
Carvana (1) 91,505 38,617
Home Depot  643,281 221,353
Lowe's  362,527 87,427
O'Reilly Automotive (1) 548,740 50,051
Ross Stores  211,234 38,052
TJX  722,161 110,931
Tractor Supply  341,279 17,067
Ulta Beauty (1) 29,176 17,652
Williams-Sonoma  80,178 14,319
640,776
Textiles, Apparel & Luxury Goods  0.3%
Deckers Outdoor (1) 96,021 9,955
Lululemon Athletica (1) 70,602 14,672
NIKE, Class B  769,571 49,029
Ralph Lauren  24,913 8,809
Tapestry  135,647 17,332
99,797
Total Consumer Discretionary 3,938,267
CONSUMER STAPLES  4.7%
Beverages  1.0%
Brown-Forman, Class B (2) 114,771 2,991
Coca-Cola  2,508,128 175,343
Constellation Brands, Class A  92,491 12,760
Keurig Dr Pepper  876,669 24,556
Molson Coors Beverage, Class B  109,500 5,111
Monster Beverage (1) 458,633 35,163
PepsiCo  886,347 127,209
383,133
Consumer Staples Distribution & Retail  1.8%
Costco Wholesale  286,752 247,277
Dollar General  142,937 18,978
Dollar Tree (1) 125,729 15,466

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Kroger  392,524 24,525
Sysco  308,021 22,698
Target  293,303 28,670
Walmart  2,838,603 316,249
673,863
Food Products  0.4%
Archer-Daniels-Midland  313,053 17,997
Bunge Global  88,577 7,891
Campbell's Company  129,595 3,612
Conagra Brands  314,171 5,438
General Mills  347,348 16,152
Hershey  95,347 17,351
Hormel Foods  192,013 4,551
J M Smucker  69,943 6,841
Kraft Heinz  552,804 13,406
Lamb Weston Holdings  90,531 3,792
McCormick (2) 164,387 11,196
Mondelez International, Class A  839,224 45,175
Tyson Foods, Class A  185,394 10,868
164,270
Household Products  0.8%
Church & Dwight  158,056 13,253
Clorox  79,729 8,039
Colgate-Palmolive  524,618 41,455
Kimberly-Clark  214,000 21,590
Procter & Gamble  1,514,378 217,026
301,363
Personal Care Products  0.1%
Estee Lauder, Class A  159,689 16,723
Kenvue  1,248,956 21,544
38,267
Tobacco  0.6%
Altria Group  1,086,710 62,660
Philip Morris International  1,007,856 161,660
224,320
Total Consumer Staples 1,785,216
ENERGY  2.8%
Energy Equipment & Services  0.2%
Baker Hughes  639,418 29,119
Halliburton  552,315 15,609

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
SLB  963,477 36,978
81,706
Oil, Gas & Consumable Fuels  2.6%
APA (2) 231,453 5,661
Chevron  1,221,301 186,138
ConocoPhillips  794,238 74,349
Coterra Energy  497,466 13,093
Devon Energy  411,873 15,087
Diamondback Energy  122,283 18,383
EOG Resources  354,359 37,211
EQT  395,120 21,178
Expand Energy  154,710 17,074
Exxon Mobil  2,724,393 327,853
Kinder Morgan  1,258,188 34,588
Marathon Petroleum  196,776 32,002
Occidental Petroleum  467,285 19,215
ONEOK  408,445 30,021
Phillips 66  260,972 33,676
Targa Resources  138,878 25,623
Texas Pacific Land  37,383 10,737
Valero Energy  199,905 32,543
Williams  789,172 47,437
981,869
Total Energy 1,063,575
FINANCIALS  13.4%
Banks  3.6%
Bank of America  4,337,875 238,583
Citigroup  1,153,365 134,586
Citizens Financial Group  279,877 16,348
Fifth Third Bancorp (2) 430,403 20,147
Huntington Bancshares  1,013,236 17,580
JPMorgan Chase  1,759,820 567,049
KeyCorp  603,285 12,452
M&T Bank  101,634 20,477
PNC Financial Services Group  255,414 53,313
Regions Financial  579,311 15,699
Truist Financial  834,626 41,072
U.S. Bancorp  1,009,309 53,857
Wells Fargo  2,025,752 188,800
1,379,963
Capital Markets  3.4%
Ameriprise Financial  61,142 29,980

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Ares Management, Class A  132,843 21,471
Bank of New York Mellon  455,818 52,916
Blackrock  93,167 99,720
Blackstone  476,911 73,511
Cboe Global Markets  68,178 17,113
Charles Schwab  1,075,638 107,467
CME Group  233,592 63,789
Coinbase Global, Class A (1) 146,080 33,035
FactSet Research Systems  24,560 7,127
Franklin Resources  199,003 4,754
Goldman Sachs Group  193,504 170,090
Interactive Brokers Group, Class A  288,432 18,549
Intercontinental Exchange  370,953 60,080
Invesco  289,717 7,611
KKR  443,720 56,565
Moody's  100,065 51,118
Morgan Stanley  778,708 138,244
MSCI  47,748 27,395
Nasdaq  291,281 28,292
Northern Trust  124,174 16,961
Raymond James Financial  115,406 18,533
Robinhood Markets, Class A (1) 504,077 57,011
S&P Global  199,615 104,317
State Street  184,526 23,806
T. Rowe Price Group (2)(3) 143,158 14,657
1,304,112
Consumer Finance  0.7%
American Express  346,347 128,131
Capital One Financial  413,701 100,265
Synchrony Financial  227,101 18,947
247,343
Financial Services  3.9%
Apollo Global Management  298,105 43,154
Berkshire Hathaway, Class B (1) 1,186,218 596,252
Block (1) 354,456 23,072
Corpay (1) 46,090 13,870
Fidelity National Information Services  339,973 22,595
Fiserv (1) 352,948 23,707
Global Payments  157,491 12,190
Jack Henry & Associates  47,304 8,632
Mastercard, Class A  529,668 302,377
PayPal Holdings  597,180 34,863

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  1,090,526 382,458
1,463,170
Insurance  1.8%
Aflac  309,713 34,152
Allstate  170,534 35,497
American International Group  343,385 29,377
Aon, Class A  139,850 49,350
Arch Capital Group (1) 228,484 21,916
Arthur J Gallagher  165,988 42,956
Assurant  32,780 7,895
Brown & Brown  190,240 15,162
Chubb  235,230 73,420
Cincinnati Financial  101,919 16,646
Erie Indemnity, Class A (2) 16,364 4,691
Everest Group  27,072 9,187
Globe Life  52,468 7,338
Hartford Insurance Group  181,421 25,000
Loews  110,013 11,586
Marsh & McLennan  318,593 59,105
MetLife  362,309 28,601
Principal Financial Group  131,111 11,565
Progressive  379,169 86,344
Prudential Financial  227,164 25,642
Travelers  146,140 42,389
W R Berkley  195,294 13,694
Willis Towers Watson  63,457 20,852
672,365
Total Financials 5,066,953
HEALTH CARE  9.5%
Biotechnology  1.7%
AbbVie  1,142,277 260,999
Amgen  348,516 114,073
Biogen (1) 95,573 16,820
Gilead Sciences  803,109 98,574
Incyte (1) 105,736 10,443
Moderna (1) 224,217 6,612
Regeneron Pharmaceuticals  65,826 50,809
Vertex Pharmaceuticals (1) 165,480 75,022
633,352
Health Care Equipment & Supplies  2.0%
Abbott Laboratories  1,126,861 141,184
Align Technology (1) 43,628 6,813

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Baxter International  338,232 6,464
Becton Dickinson & Company  185,494 35,999
Boston Scientific (1) 958,494 91,392
Cooper (1) 129,400 10,606
Dexcom (1) 255,632 16,966
Edwards Lifesciences (1) 380,780 32,461
GE HealthCare Technologies  294,457 24,151
Hologic (1) 144,920 10,795
IDEXX Laboratories (1) 51,793 35,040
Insulet (1) 45,886 13,043
Intuitive Surgical (1) 228,495 129,410
Medtronic  828,748 79,610
ResMed  94,469 22,755
Solventum (1) 96,707 7,663
STERIS  63,996 16,224
Stryker  222,537 78,215
Zimmer Biomet Holdings  128,574 11,561
770,352
Health Care Providers & Services  1.6%
Cardinal Health  154,218 31,692
Cencora  125,577 42,414
Centene (1) 301,421 12,403
Cigna Group  173,123 47,649
CVS Health  820,438 65,110
DaVita (1) 22,419 2,547
Elevance Health  145,511 51,009
HCA Healthcare  102,306 47,762
Henry Schein (1)(2) 65,600 4,958
Humana  78,239 20,039
Labcorp Holdings  53,926 13,529
McKesson  80,466 66,005
Molina Healthcare (1) 35,617 6,181
Quest Diagnostics  72,815 12,636
UnitedHealth Group  585,502 193,280
Universal Health Services, Class B  36,552 7,969
625,183
Life Sciences Tools & Services  0.9%
Agilent Technologies  183,378 24,952
Bio-Techne (2) 102,818 6,047
Charles River Laboratories International (1) 32,190 6,421
Danaher  404,555 92,611
IQVIA Holdings (1) 108,354 24,424
Mettler-Toledo International (1) 13,382 18,657

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Revvity (2) 75,190 7,275
Thermo Fisher Scientific  242,212 140,350
Waters (1) 38,801 14,738
West Pharmaceutical Services  46,690 12,846
348,321
Pharmaceuticals  3.3%
Bristol-Myers Squibb  1,319,289 71,162
Eli Lilly  514,271 552,677
Johnson & Johnson  1,557,520 322,329
Merck  1,600,995 168,521
Pfizer  3,678,057 91,583
Viatris  759,994 9,462
Zoetis  286,836 36,090
1,251,824
Total Health Care 3,629,032
INDUSTRIALS & BUSINESS SERVICES  8.2%
Aerospace & Defense  2.2%
Axon Enterprise (1) 50,915 28,916
Boeing (1) 503,907 109,408
General Dynamics  163,289 54,973
General Electric  680,850 209,722
Howmet Aerospace  259,900 53,285
Huntington Ingalls Industries  25,735 8,752
L3Harris Technologies  120,410 35,349
Lockheed Martin  130,713 63,222
Northrop Grumman  87,293 49,775
RTX  866,670 158,947
Textron  115,105 10,034
TransDigm Group  36,416 48,428
830,811
Air Freight & Logistics  0.3%
CH Robinson Worldwide  76,979 12,375
Expeditors International of Washington  88,456 13,181
FedEx  140,170 40,489
United Parcel Service, Class B  474,380 47,054
113,099
Building Products  0.4%
A.O. Smith (2) 73,839 4,938
Allegion  55,679 8,865
Builders FirstSource (1) 70,730 7,278
Carrier Global  518,836 27,415

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Johnson Controls International  391,251 46,852
Lennox International  20,764 10,083
Masco  136,477 8,661
Trane Technologies  144,206 56,125
170,217
Commercial Services & Supplies  0.5%
Cintas  222,335 41,814
Copart (1) 573,807 22,465
Republic Services  131,622 27,895
Rollins  182,409 10,948
Veralto  161,768 16,141
Waste Management  239,519 52,625
171,888
Construction & Engineering  0.2%
Comfort Systems USA  22,770 21,251
EMCOR Group  29,080 17,791
Quanta Services  96,483 40,721
79,763
Electrical Equipment  0.9%
AMETEK  149,791 30,754
Eaton  251,808 80,203
Emerson Electric  364,526 48,380
GE Vernova  176,217 115,170
Generac Holdings (1) 38,055 5,190
Hubbell  34,489 15,317
Rockwell Automation  72,921 28,371
323,385
Ground Transportation  0.8%
CSX  1,201,197 43,543
JB Hunt Transport Services  49,114 9,545
Norfolk Southern  144,530 41,729
Old Dominion Freight Line  120,148 18,839
Uber Technologies (1) 1,350,065 110,314
Union Pacific  383,623 88,740
312,710
Industrial Conglomerates  0.4%
3M  344,508 55,156
Honeywell International  410,624 80,108
135,264
Machinery  1.6%
Caterpillar  302,841 173,489

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Cummins  88,793 45,324
Deere  162,900 75,841
Dover  89,351 17,445
Fortive  196,519 10,850
IDEX  48,805 8,684
Illinois Tool Works  170,906 42,094
Ingersoll Rand  235,096 18,624
Nordson  34,994 8,414
Otis Worldwide  255,464 22,315
PACCAR  339,126 37,138
Parker-Hannifin  81,081 71,267
Pentair  106,861 11,128
Snap-on  33,987 11,712
Stanley Black & Decker  101,464 7,537
Westinghouse Air Brake Technologies  110,876 23,666
Xylem  157,002 21,381
606,909
Passenger Airlines  0.2%
Delta Air Lines  418,770 29,063
Southwest Airlines (2) 339,787 14,043
United Airlines Holdings (1) 210,667 23,557
66,663
Professional Services  0.5%
Automatic Data Processing  262,047 67,406
Broadridge Financial Solutions  76,137 16,992
Dayforce (1) 104,940 7,258
Equifax  80,539 17,475
Jacobs Solutions  77,599 10,279
Leidos Holdings  83,618 15,085
Paychex  209,176 23,465
Paycom Software  31,582 5,033
Verisk Analytics  90,927 20,339
183,332
Trading Companies & Distributors  0.2%
Fastenal  745,148 29,903
United Rentals  41,629 33,691
W.W. Grainger  28,540 28,798
92,392
Total Industrials & Business Services 3,086,433

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  34.3%
Communications Equipment  0.9%
Arista Networks (1) 666,660 87,353
Cisco Systems  2,543,376 195,916
F5 (1) 37,320 9,526
Motorola Solutions  108,139 41,452
334,247
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  790,324 106,805
CDW  85,083 11,588
Corning  502,425 43,992
Jabil  69,958 15,952
Keysight Technologies (1) 111,909 22,739
TE Connectivity  190,397 43,317
Teledyne Technologies (1) 30,462 15,558
Zebra Technologies, Class A (1) 33,013 8,016
267,967
IT Services  1.0%
Accenture, Class A  403,178 108,173
Akamai Technologies (1) 92,943 8,109
Cognizant Technology Solutions, Class A  315,003 26,145
EPAM Systems (1) 36,065 7,389
Gartner (1) 44,668 11,269
GoDaddy, Class A (1) 89,740 11,135
International Business Machines  602,927 178,593
VeriSign  54,801 13,314
364,127
Semiconductors & Semiconductor Equipment  14.1%
Advanced Micro Devices (1) 1,050,634 225,004
Analog Devices  316,517 85,839
Applied Materials  513,524 131,971
Broadcom  3,053,795 1,056,919
First Solar (1) 68,695 17,945
Intel (1) 2,885,639 106,480
KLA  85,417 103,789
Lam Research  809,685 138,602
Microchip Technology  348,128 22,183
Micron Technology  724,669 206,828
Monolithic Power Systems  31,061 28,152
NVIDIA  15,720,023 2,931,784
NXP Semiconductors  162,817 35,341
ON Semiconductor (1) 265,118 14,356

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Qnity Electronics  135,784 11,087
QUALCOMM  690,156 118,051
Skyworks Solutions  96,755 6,135
Teradyne  102,574 19,854
Texas Instruments  588,485 102,096
5,362,416
Software  10.3%
Adobe (1) 269,454 94,306
AppLovin, Class A (1) 175,256 118,091
Autodesk (1) 138,907 41,118
Cadence Design Systems (1) 176,554 55,187
Crowdstrike Holdings, Class A (1) 161,214 75,571
Datadog, Class A (1) 209,147 28,442
Fair Isaac (1) 15,496 26,198
Fortinet (1) 402,824 31,988
Gen Digital  360,707 9,808
Intuit  180,584 119,622
Microsoft  4,809,584 2,326,011
Oracle  1,085,161 211,509
Palantir Technologies, Class A (1) 1,475,007 262,182
Palo Alto Networks (1) 439,532 80,962
PTC (1) 77,800 13,553
Roper Technologies  69,872 31,102
Salesforce  614,068 162,673
ServiceNow (1) 673,240 103,134
Synopsys (1) 119,679 56,216
Trimble (1) 155,124 12,154
Tyler Technologies (1) 28,124 12,767
Workday, Class A (1) 140,246 30,122
3,902,716
Technology Hardware, Storage & Peripherals  7.3%
Apple  9,558,941 2,598,694
Dell Technologies, Class C  196,648 24,754
Hewlett Packard Enterprise  853,635 20,504
HP  610,164 13,594
NetApp  129,933 13,914
Sandisk (1) 89,770 21,310
Seagate Technology Holdings  138,940 38,263
Super Micro Computer (1)(2) 325,277 9,521
Western Digital  218,246 37,597
2,778,151
Total Information Technology 13,009,624

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
MATERIALS  1.9%
Chemicals  1.0%
Air Products & Chemicals  144,040 35,581
Albemarle  75,414 10,667
CF Industries Holdings  105,051 8,125
Corteva  440,448 29,523
Dow  460,496 10,766
DuPont de Nemours  271,569 10,917
Ecolab  165,319 43,400
International Flavors & Fragrances  166,495 11,220
Linde  300,964 128,328
LyondellBasell Industries, Class A  169,260 7,329
Mosaic  209,051 5,036
PPG Industries  146,539 15,014
Sherwin-Williams  149,465 48,431
364,337
Construction Materials  0.3%
CRH  433,686 54,124
Martin Marietta Materials  38,913 24,229
Vulcan Materials  85,267 24,320
102,673
Containers & Packaging  0.2%
Amcor  1,495,186 12,470
Avery Dennison  50,566 9,197
Ball  175,545 9,298
International Paper  342,845 13,505
Packaging Corp. of America  58,011 11,963
Smurfit WestRock  326,988 12,645
69,078
Metals & Mining  0.4%
Freeport-McMoRan  927,523 47,109
Newmont  710,599 70,953
Nucor  149,328 24,357
Steel Dynamics  89,865 15,228
157,647
Total Materials 693,735
REAL ESTATE  1.7%
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  101,086 4,947
Healthpeak Properties, REIT  451,453 7,260
Ventas, REIT  296,831 22,969

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Welltower, REIT  441,066 81,866
117,042
Hotel & Resort Real Estate Investment Trusts  0.0%
Host Hotels & Resorts, REIT  411,298 7,292
7,292
Industrial Real Estate Investment Trusts  0.2%
Prologis, REIT  600,211 76,623
76,623
Office Real Estate Investment Trusts  0.0%
BXP, REIT (2) 95,784 6,464
6,464
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 190,304 30,599
CoStar Group (1) 273,030 18,359
48,958
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  92,657 16,800
Camden Property Trust, REIT  70,167 7,724
Equity Residential, REIT  225,466 14,213
Essex Property Trust, REIT  41,796 10,937
Invitation Homes, REIT  364,838 10,139
Mid-America Apartment Communities, REIT  75,948 10,550
UDR, REIT  192,543 7,062
77,425
Retail Real Estate Investment Trusts  0.2%
Federal Realty Investment Trust, REIT  50,572 5,098
Kimco Realty, REIT  439,939 8,917
Realty Income, REIT  588,287 33,162
Regency Centers, REIT  105,975 7,315
Simon Property Group, REIT  211,349 39,123
93,615
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  302,831 53,168
Crown Castle, REIT  281,023 24,974
Digital Realty Trust, REIT  207,093 32,039
Equinix, REIT  63,391 48,568
Extra Space Storage, REIT  136,654 17,795
Iron Mountain, REIT  192,496 15,968
Public Storage, REIT  102,415 26,577
SBA Communications, REIT  69,997 13,540

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
VICI Properties, REIT  692,762 19,480
Weyerhaeuser, REIT  468,208 11,092
263,201
Total Real Estate 690,620
UTILITIES  2.2%
Electric Utilities  1.5%
Alliant Energy (2) 166,785 10,843
American Electric Power  346,276 39,929
Constellation Energy  201,633 71,231
Duke Energy  504,000 59,074
Edison International  250,860 15,057
Entergy  288,180 26,636
Evergy  149,960 10,871
Eversource Energy  238,967 16,090
Exelon  655,054 28,554
FirstEnergy  338,693 15,163
NextEra Energy  1,340,539 107,618
NRG Energy  125,819 20,035
PG&E  1,417,517 22,779
Pinnacle West Capital (2) 78,451 6,959
PPL  481,988 16,879
Southern  711,591 62,051
Xcel Energy  380,385 28,095
557,864
Gas Utilities  0.0%
Atmos Energy  104,295 17,483
17,483
Independent Power & Renewable Electricity
Producers  0.1%
AES  469,087 6,726
Vistra  206,705 33,348
40,074
Multi-Utilities  0.6%
Ameren  176,243 17,600
CenterPoint Energy  425,383 16,309
CMS Energy  195,126 13,645
Consolidated Edison  232,636 23,105
Dominion Energy  554,429 32,484
DTE Energy  135,298 17,451
NiSource  306,935 12,818
Public Service Enterprise Group  322,129 25,867

T. ROWE PRICE Equity Index 500 Fund

Shares $ Value
(Cost and value in $000s)
‡
Sempra  422,375 37,291
WEC Energy Group  208,620 22,001
218,571
Water Utilities  0.0%
American Water Works  127,158 16,594
16,594
Total Utilities 850,586
Total Common Stocks (Cost $9,164,816) 37,811,128
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 176,227,567 176,228
Total Short-Term Investments (Cost $176,228) 176,228
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 32,266,409 32,266
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 32,266
Total Securities Lending Collateral (Cost $32,266) 32,266
Total Investments in Securities
100.3% of Net Assets
(Cost $9,373,310) $ 38,019,622
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at December 31, 2025.
(3) Affiliated Companies
(4) Seven-day yield
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 255 S&P 500 E-Mini Index contracts 3/26 87,879 $ (366)
Net payments (receipts) of variation margin to date (1,118)
Variation margin receivable (payable) on open futures contracts $ (1,484)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 419 $ (2,077) $ 747
T. Rowe Price Government Reserve Fund,
3.77% — — 1,965++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ 419# $ (2,077) $ 2,712+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Group  $ 17,184 $ — $ 450 $ 14,657
T. Rowe Price Government
Reserve Fund, 3.77% 116,950  ¤  ¤ 176,228
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 32,266
Total $ 223,151^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $2,712 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $214,752.

T. ROWE PRICE Equity Index 500 Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,373,310) $ 38,019,622
Dividends receivable 19,261
Receivable for shares sold 14,759
Cash deposits on futures contracts 12,904
Due from affiliates 406
Other assets 161
Total assets 38,067,113
Liabilities
Payable for shares redeemed 132,077
Obligation to return securities lending collateral 32,266
Investment management fees payable 1,615
Variation margin payable on futures contracts 1,484
Payable to directors 27
Other liabilities 885
Total liabilities 168,354
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 37,898,759

T. ROWE PRICE Equity Index 500 Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 28,792,464
Paid-in capital applicable to 213,347,711 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 9,106,295
NET ASSETS $ 37,898,759
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,803,383; Shares outstanding: 49,560,662) $ 177.63
I Class
(Net assets: $13,202,318; Shares outstanding:
74,313,430) $ 177.66
Z Class
(Net assets: $15,893,058; Shares outstanding:
89,473,619) $ 177.63

T. ROWE PRICE Equity Index 500 Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $117) $ 441,252
Securities lending 747
Other 211
Total income 442,210
Expenses
Investment management 17,582
Shareholder servicing
Investor Class $ 11,183
I Class 2,847 14,030
Prospectus and shareholder reports
Investor Class 111
I Class 25
Z Class 3 139
Custody and accounting 763
Registration 197
Directors 109
Legal and audit 34
Miscellaneous 96
Waived / paid by Price Associates (11,375)
Total expenses 21,575
Net investment income 420,635

T. ROWE PRICE Equity Index 500 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,303,796
Futures 7,861
Net realized gain 1,311,657
Change in net unrealized gain / loss
Securities 4,105,082
Futures 1,907
Change in net unrealized gain / loss 4,106,989
Net realized and unrealized gain / loss 5,418,646
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,839,281

T. ROWE PRICE Equity Index 500 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 420,635 $ 418,521
Net realized gain 1,311,657 776,523
Change in net unrealized gain / loss 4,106,989 5,770,942
Increase in net assets from operations 5,839,281 6,965,986
Distributions to shareholders
Net earnings
Investor Class (204,000) (98,418)
I Class (313,945) (134,132)
Z Class (397,587) (205,466)
Decrease in net assets from distributions (915,532) (438,016)
Capital share transactions
*
Shares sold
Investor Class 1,427,333 1,449,435
I Class 1,796,114 1,875,658
Z Class 1,679,941 1,694,234
Distributions reinvested
Investor Class 193,051 93,564
I Class 293,207 124,990
Z Class 397,587 205,466
Shares redeemed
Investor Class (2,236,742) (2,116,744)
I Class (1,349,019) (1,085,103)
Z Class (3,283,496) (3,168,940)
Decrease in net assets from capital share
transactions (1,082,024) (927,440)

T. ROWE PRICE Equity Index 500 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 3,841,725 5,600,530
Beginning of period 34,057,034 28,456,504
End of period $ 37,898,759 $ 34,057,034
*Share information (000s)
Shares sold
Investor Class 8,817 10,205
I Class 10,971 13,170
Z Class 10,330 12,363
Distributions reinvested
Investor Class 1,115 632
I Class 1,694 843
Z Class 2,306 1,389
Shares redeemed
Investor Class (13,786) (14,976)
I Class (8,353) (7,566)
Z Class (20,037) (22,705)
Decrease in shares outstanding (6,943) (6,645)

T. ROWE PRICE Equity Index 500 Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund
(the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index
(for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the
Equity Index 500 Fund (Investor Class), the Equity Index 500 Fund–I Class
(I Class) and the Equity Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred,

T. ROWE PRICE Equity Index 500 Fund

are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $279,779,000 of net gain on
$351,690,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Equity Index 500 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Equity Index 500 Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Equity Index 500 Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On December 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Equity Index 500 Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 366
Total $ 366
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 7,861
Total $ 7,861
Change in Unrealized
Gain (Loss)
Equity derivatives $ 1,907
Total $ 1,907

T. ROWE PRICE Equity Index 500 Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, cash of $12,904,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE Equity Index 500 Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $89,116,000; the aggregate value of collateral was $91,424,000 and consisted of cash collateral and related investments of
$32,266,000 and U.S. government securities of $59,158,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,123,982,000 and
$2,323,389,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Equity Index 500 Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 416,726 $ 437,444
Long-term capital gain 498,806 572
Total distributions $ 915,532 $ 438,016

T. ROWE PRICE Equity Index 500 Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 9,465,240
Unrealized appreciation $ 29,083,031
Unrealized depreciation (528,649)
Net unrealized appreciation (depreciation) $ 28,554,382
($000s)
Undistributed ordinary income $ 1,348
Undistributed long-term capital gain 236,788
Net unrealized appreciation (depreciation) 28,554,382
Other temporary differences (54)
Total distributable earnings (loss) $ 28,792,464

T. ROWE PRICE Equity Index 500 Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue

T. ROWE PRICE Equity Index 500 Fund

through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $7,625,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 02/29/28 02/29/28 N/A
(Waived)/repaid during the period ($000s) $— $(3,262) $(8,113)

T. ROWE PRICE Equity Index 500 Fund

shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $6,575,000 for T. Rowe Price Services, Inc.; and
$2,014,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $994,000 for shareholder servicing costs related to the college savings plans, of which $252,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 22% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price
Group, Inc. Additionally, the fund may invest its cash reserves in certain open-
end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund

T. ROWE PRICE Equity Index 500 Fund

or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are
offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price
Treasury Reserve Fund. Prior to November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government
Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Equity Index 500 Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Equity Index 500 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Equity Index 500 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity Index 500 Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Equity Index 500 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Equity Index 500 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $784,287,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $415,241,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $397,634,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $19,114,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026